Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt
Schedule of Long-Term Debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2019	2018
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	$282,360	$312,472
$55 million revolving credit facility		26,279	26,279
Hilda loan facility	Hilda Knutsen	84,615	90,769
Torill loan facility	Torill Knutsen	88,333	95,000
$172.5 million loan facility	Dan Cisne, Dan Sabia	70,739	81,839
Raquel loan facility	Raquel Knutsen	57,955	63,184
Tordis loan facility	Tordis Knutsen	80,931	85,991
Vigdis loan facility	Vigdis Knutsen	82,196	87,256
Lena loan facility	Lena Knutsen	80,850	85,750
Brasil loan facility	Brasil Knutsen	57,281	63,454
Anna loan facility	Anna Knutsen	66,274	70,353
$25 million revolving credit facility		25,000	25,000
Total long-term debt		$1,002,813	$1,087,347
Less: current installments		85,945	109,534
Less: unamortized deferred loan issuance costs		2,492	2,608
Current portion of long-term debt		83,453	106,926
Amounts due after one year		916,868	977,813
Less: unamortized deferred loan issuance costs		4,925	7,448
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$911,943	$970,365

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $1,002.8 million as of December 31, 2019 is repayable as follows :

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
2020	$85,945	$—
2021	86,545	95,811
2022	71,210	236,509
2023	55,535	202,185
2024	13,873	123,393
2025 and thereafter	1,307	30,500
Total	$314,415	$688,398